Share Based Compensation (Details) - Schedule of key assumptions used to determine the fair value of the options at the grant date - $ / shares	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Share Based Compensation (Details) - Schedule of key assumptions used to determine the fair value of the options at the grant date [Line Items]
Expected volatility	53.30%
Risk-free interest rate	2.60%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share Based Compensation (Details) - Schedule of key assumptions used to determine the fair value of the options at the grant date [Line Items]
Expected volatility		50.00%	50.00%
Risk-free interest rate		2.50%	2.50%
Exercise multiple (in Dollars per share)	$ 2.2	$ 2.2	$ 2.2
Maximum [Member]
Share Based Compensation (Details) - Schedule of key assumptions used to determine the fair value of the options at the grant date [Line Items]
Expected volatility		53.30%	53.30%
Risk-free interest rate		2.80%	2.80%
Exercise multiple (in Dollars per share)	$ 2.8	$ 2.8	$ 2.8